Financial Instruments - Summary of Sensitivity Analysis For Other Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Annual revenue growth rate, increase in other comprehensive income	$ 270	$ 364
EBITDA Margin, increase in other comprehensive income	317	144
Risk adjusted discount rate, decrease in other comprehensive income	(529)	(624)
Annual revenue growth rate, decrease in other comprehensive income	(263)	(356)
EBITDA Margin, decrease in other comprehensive income	(317)	(144)
Risk adjusted discount rate, increase in other comprehensive income	$ 624	$ 738